Average Annual Total Returns - R2 R5 R6 Shares - JPMorgan US Applied Data Science Value Fund	Class R2 Past 1 Year	Class R2 Past 5 Years	Class R2 Past 10 Years	Class R5 Past 1 Year	Class R5 Past 5 Years	Class R5 Past 10 Years	Class R5 Return After Taxes on Distributions Past 1 Year	Class R5 Return After Taxes on Distributions Past 5 Years	Class R5 Return After Taxes on Distributions Past 10 Years	Class R5 Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class R5 Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class R5 Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	Class R6 Past 1 Year	Class R6 Past 5 Years	Class R6 Past 10 Years	RUSSELL 1000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	RUSSELL 1000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	RUSSELL 1000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	1.04%	7.91%	9.27%	1.71%	8.61%	9.96%	0.50%	6.26%	8.24%	1.65%	6.45%	7.88%	1.81%	8.70%	10.04%	2.80%	9.74%	10.50%